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[SECURITY BENEFIT LOGO]

October 26, 2006

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	September 5, 2006
AIM Variable Insurance Funds	0000896435	August 25, 2006
American Century Variable Portfolios, Inc.	0000814680	August 23, 2006
Direxion Insurance Trust	0001102060	September 8, 2006
Dreyfus Appreciation Fund, Inc.	0000318478	August 24, 2006
Dreyfus Investment Portfolios	0001056707	August 18, 2006
Dreyfus Variable Investment Fund	0000813383	August 17, 2006
Federated Insurance Series	0000912577	August 28, 2006
Franklin Templeton Variable Insurance Products Trust	0000837274	August 28, 2006
Legg Mason Partners Variable Portfolios I, Inc.	0001047909	September 8, 2006
Legg Mason Partners Variable Portfolios II	0000874835	September 8, 2006
MFS® Variable Insurance Trust	0000918571	August 29, 2006
Neuberger Berman Advisers Management Trust	0000736913	August 28, 2006
Oppenheimer Variable Account Funds	0000752737	August 25, 2006
PIMCO Variable Insurance Trust	0001047304	September 7, 2006
Royce Capital Fund	0001006387	August 31, 2006
RS Investment Trust	0000814232	September 1, 2006
Rydex Variable Trust	0001064046	September 7, 2006
SBL Fund	0000217087	September 6, 2006
Security Income Fund	0000088498	September 6, 2006
The Universal Institutional Funds, Inc.	0001011378	September 7, 2006
Van Kampen Comstock Fund	0000205193	August 29, 2006
Van Kampen Equity & Income Fund	0000080832	August 29, 2006
Van Kampen Life Investment Trust	0000778536	August 29, 2006
Variable Insurance Products Fund II	0000831016	August 28, 2006 August 29, 2006
Variable Insurance Products Fund III	0000927384	August 25, 2006
Wells Fargo Variable Trust	0001081402	August 31, 2006

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee Vice President and Associate General Counsel Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001